Loan Level Exception - Disposition (Loan Grades)

Run Date - 11/XX/2019 1:49:34 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to Predatory - Unable to Test	DBRS	Moody's
XXXX	XXXX	XXXX	XXXX	XXXX	AL	12/XX/2014	Primary	Purchase	HUD Safe Harbor QM	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[3] Mortgage / Program Eligibility - Borrower(s) are excluded from eligibility.
[3] Missing Document - FHA Case # Assignment is missing.: Disclosure: FHA - Case # Assignment (Government Documents)
[3] Government Documentation - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Guideline Issue - FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum required.: Borrower's MRI is 0.55556%
[3] Application / Processing - GSA exclusions not checked for all borrowers.
[3] Application / Processing - GSA exclusions not checked for all real estate agents.
[3] Application / Processing - GSA exclusions not checked for all sellers.
[3] Application / Processing - GSA exclusions not checked for loan originator.
[3] Application / Processing - GSA results indicate loan originator excluded from eligibility.
[3] Application / Processing - GSA results indicate real estate agent(s) excluded from eligibility.
[3] Application / Processing - GSA results indicate seller(s) excluded from eligibility.
[3] Government Documentation - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Government Documentation - Lead Based Paint	GSA not in file for review. GSA not in file for review. GSA not in file for review. GSA not in file for review. GSA not in file for review. GSA not in file for review. GSA not in file for review. GSA not in file for review. Did not locate Lead Base attachment to Purchase Contract(s) in file. Missing MI Cert. Document not provided for review. Document not provided for review. Missing assignment. Exceeds FHA allowance. Missing GSA list, Evidence of mortgage insurance, no certificate in file. Document not located in file	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Unable to test LO company NMLS license due to missing information.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to test Loan Originator license due to missing information.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Unable to test LO company status due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,935.96 is underdisclosed from calculated Finance Charge of $78,183.27 in the amount of $247.31.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing initial loan application
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing initial loan application
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to Itemization of Amount Financed did not itemize fees.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																					Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action.			C	C
Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Insurance Documentation - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)
XXXX	XXXX	XXXX	XXXX	The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
XXXX	XXXX	XXXX	XXXX	Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may
XXXX	XXXX	XXXX	XXXX	include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application:
XXXX	XXXX	XXXX	XXXX	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing
XXXX	XXXX	XXXX	XXXX	regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.
XXXX	XXXX	XXXX	XXXX	Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2014.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure
XXXX	XXXX	XXXX	XXXX	Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXXX	XXXX	XXXX	XXXX	XXXX	FL	12/XX/2015	Investment	Purchase	N/A	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: 07/XX/2005
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only
[3] Insurance Documentation - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Closing / Title - Missing Document: Balloon Rider was not provided.
[3] Closing / Title - Missing Document: Condo Rider was not provided.
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Closing / Title - Missing Document: Rider - 1-4 Family not provided
[3] Closing / Title - Missing Document: Rider - Balloon not provided
[3] Closing / Title - Missing Document: Rider - Condo not provided
[3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Missing VOR for rent on primary residence.	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
																		[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			B	B
XXXX	XXXX	XXXX	XXXX	XXXX	FL	2/XX/2017	Investment	Purchase	N/A	3	[3] Insurance Documentation - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Closing / Title - Missing Document: Condo Rider was not provided. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)
																		[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						B	B
XXXX	XXXX	XXXX	XXXX	XXXX	OK	6/XX/2017	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2017)
[2] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXX LLC/Partnership)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (Final/06/XX/2017)	Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: Not provided in file. Federal Compliance - TRID Final Closing Disclosure Closing Date: Not provided in file.	REVIEWER - GENERAL COMMENT (2018-11-XX): Although the file does not contain the business returns and personal returns for the same 2 years. There are 2 years of each, exception regraded to EV2-B
REVIEWER - GENERAL COMMENT (2018-11-XX): Balance Sheet requirement has not been met. Provide copy for review.
SELLER - GENERAL COMMENT (2018-11-XX): Syga LLC Partnership only holds the borrowers rental property. Signed personal returns and transcripts in file pages 157-159. 2 yrs signed business returns in file page 155.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

																					Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			B	B
XXXX	XXXX	XXXX	XXXX	XXXX	CA	8/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	3	[1] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	3	[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014)
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Borrower received the appraisal on 6/XX/14 and the effective date of the appraisal is 6/XX/14 and the report date is 7/XX/14.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	TX	7/XX/2017	Primary	Purchase	Safe Harbor QM	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 09/XX/2017 Inspection Date:						1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cured at closing					C	C
XXXX	XXXX	XXXX	XXXX	XXXX	FL	1/XX/2015	Investment	Refinance Rate/Term	N/A	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 61.09606% exceeds AUS total debt ratio of 60.00000%. [3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 11/XX/2014 Property Type: PUD [3] Income Documentation - Income Docs Missing:: Borrower: XXXX Paystubs	Loan was approved at 60% Missing YTD paystub required on FHLMC LP findings Missing HOA information this is a single family PUD- loan was approved as Fhlmc relief refi open access with no Appraisal- HVE Value provided only.					1							A	A
XXXX	XXXX	XXXX	XXXX	XXXX	FL	11/XX/2014	Investment	Purchase	N/A	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $17,181.08 is less than Cash From Borrower $40,882.82.	Per final 1003, the borrower had another Bank of America account with a balance of $40,296.67. This was not found in the file causing the borrower to be short of cash to close. The Bank of America statement reflects a deposit in the amount of $39,000.00; however, there is no information on where the $39,000.00 came from. Due to the amount of deposit being unsourced, it was removed from available balance.					2	[2] Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of 8.92308% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2014). FNMA Finance Charge total $5,104.00 on a Original Loan Amount of $XXXX vs. an allowable total of $2,860.00 and $1000.00 (2014) (an overage of $2,244.00 or 3.92308%).						B	B
XXXX	XXXX	XXXX	XXXX	XXXX	KY	9/XX/2014	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.92163% or Final Disclosure APR of 5.81200% is in excess of allowable threshold of APOR 4.17% + 1.5%, or 5.67000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,326.86 is underdisclosed from calculated Finance Charge of $82,197.48 in the amount of $870.62.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Document is not executed.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			B	B
XXXX	XXXX	XXXX	XXXX	XXXX	CA	10/XX/2018	Primary	Purchase	Non QM	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	Lender exception in file, however comp factors are incorrect. Borrower has 10.43 months reserves (not > 15 months). Please revise comp factors.	REVIEWER - GENERAL COMMENT (2019-01-XX): Client acknowledges and elects to waive guideline requirements. BUYER - GENERAL COMMENT (2019-01-XX): Exception with revised # of reserves attached REVIEWER - RE-OPEN COMMENT (2019-10-XX): Reopened at Client's request.	2	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2018 did not disclose number of months for Property Tax under Prepaids. (Final/10/XX/2018)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/XX/2018)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: The Buyer's CD did not include Natural Hazard Disc fee of $74.95 and Title - Courier fee in the amount of $50
Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The Property Taxes number of months was blank on the final Closing Disclosure, page 2, Section F.	REVIEWER - CURED COMMENT (2019-01-XX): AMC received E Consent dated 09/XX/2018, PCCD issued 10/XX/2018 correcting seller paid fees, Settlement Statement, and LOE. Exception Cured.
BUYER - GENERAL COMMENT (2019-01-XX): Post close CD with final settlement statement attached
REVIEWER - CURED COMMENT (2019-01-XX): AMC received E Consent dated 09/XX/2018, PCCD issued 10/XX/2018 correcting number of months of property tax under prepaids, Settlement Statement, and LOE. Exception Cured.
																				BUYER - GENERAL COMMENT (2019-01-XX): Post close CD attached	Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	FICO 701, DTI < 43%, Residual income >$10,000		B	B
XXXX	XXXX	XXXX	XXXX	XXXX	FL	10/XX/2018	Primary	Purchase	Non QM	3	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.34730% or Final Disclosure APR of 6.37500% is in excess of allowable threshold of APOR 4.84% + 1.5%, or 6.34000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,800.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2018 did not disclose number of months for Property Tax under Prepaids. (Final/10/XX/2018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,210.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Taxes were not disclosed on the Loan Estimate, but included on final Closing Disclosure at $3,210.50 without providing a cure to the Borrower.
Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The Final CD nor PC-CD did disclosed how many months of property taxes the borrower prepaid at closing as required.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: PC-CD provided to cure this condition, however missing Lender's LOE and evidence of delivery to the borrower.	REVIEWER - CURED COMMENT (2019-01-XX): AMC received PCCD correcting the number of months collected for property tax prepaids and LOE. Exception Cured.
REVIEWER - CURED COMMENT (2019-01-XX): AMC received PCCD correcting amount of non escrowed property costs over 1 year and LOE. Exception Cured.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			B	B
XXXX	XXXX	XXXX	XXXX	XXXX	NV	7/XX/2016	Primary	Purchase	Non QM	3	[3] Income Documentation - Income documentation requirements not met according to the AUS in file.: Decision System: DU	The file did not include a YTD &L for the most recent quarter end.	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.00280% or Final Disclosure APR of 8.01000% is in excess of allowable threshold of APOR 3.46% + 2.5%, or 5.96000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXXX/S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2016 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/XX/2016)	Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: Information was not provided on Closing Disclosure
Federal Compliance - Self-Employed Tax Return Recency - ATR: Borrower filed 2015 extension but provided 2015 P&L to support income. Income is in line with amount used. 2014 is slightly 6% lower than 2013. Using lower income DTI still meet guidelines <45%	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	CA	2/XX/2016	Primary	Purchase	Non QM	3	[3] Application / Processing - AUS Issue: Automated Underwriting System requirements were not provided in images [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 8.64 is less than Guideline PITIA months reserves of 9.00.	Per Guidelines, a copy of the AUS is required to confirm the loan is not eligible for agency product.	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.99480% or Final Disclosure APR of 6.99300% is in excess of allowable threshold of APOR 3.69% + 2.5%, or 6.19000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.99480% or Final Disclosure APR of 6.99300% is in excess of allowable threshold of APOR 3.69% + 2.5%, or 6.19000%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/XX/2016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $303.00 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,905.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7561)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final Closing Disclosure provided did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit.
Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: Final Closing Disclosure provided on 02/XX/2016 Lender Contact and Lender Contact NMLS fields as blank.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure provided on 02/XX/2016 disclosed a Closing Date of  02/XX/2016. Closing date was 02/XX/2018.  The PCCD in file did not correct the error.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC in file does not give a reason for fee increases.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC in file does not give a reason for fee increases.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: COC in file does not give a reason for fee increases.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: No itemization of amount financed found in file; it appears that the Lender did not include the Sub-Escrow fee in the finance charges.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			C	C
XXXX	XXXX	XXXX	XXXX	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator
XXXX	XXXX	XXXX	XXXX	could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
XXXX	XXXX	XXXX	XXXX	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,540.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/XX/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/XX/2016 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/02/XX/2016)
XXXX	XXXX	XXXX	XXXX	XXXX	CA	7/XX/2016	Primary	Purchase	Non QM	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/XX/2016
Disaster End Date: 11/XX/2018
Disaster Name: WILDFIRES
Disaster Declaration Date: 11/XX/2018
[3] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 80.00000% exceeds Guideline high loan to value percentage of 75.00000%
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: High loan to value discrepancy.: Calculated high loan to value percentage of 80.00000% exceeds Guideline high loan to value percentage of 75.00000%
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 632 is less than Guideline representative FICO score of 660.	Borrower is a First Time Home Buyer - Maximum LTV/CLTV 75%. An approved Lender exception is provided in the file.
Borrower is a First Time Home Buyer - Maximum LTV/CLTV 75%.  An approved Lender exception is provided in the file.
Borrower is a First Time Home Buyer - Maximum LTV/CLTV 75%.  An approved Lender Exception is provided in the file.
Borrower is a First Time Home Buyer - Minimum FICO 660.  An approved Lender Exception is provided in the file.
Borrower is a First Time Home Buyer - Maximum LTV/CLTV 75% - 80% LTV only allowed with 700 credit score; borrower score is 632. Approved Lender Exception provided in the file.	REVIEWER - WAIVED COMMENT (2018-11-XX): No compensating factors were outlined in the exception approval.
REVIEWER - RE-OPEN COMMENT (2019-10-XX): Reopened at Client's request.
REVIEWER - WAIVED COMMENT (2018-11-XX): No compensating factors were outlined in the exception approval.
REVIEWER - RE-OPEN COMMENT (2019-10-XX): Reopened at Client's request.
REVIEWER - WAIVED COMMENT (2018-11-XX): No compensating factors were outlined in the exception approval.
REVIEWER - RE-OPEN COMMENT (2019-10-XX): Reopened at Client's request.
REVIEWER - WAIVED COMMENT (2018-11-XX): No compensating factors were outlined in the exception approval.
REVIEWER - RE-OPEN COMMENT (2019-10-XX): Reopened at Client's request.
REVIEWER - WAIVED COMMENT (2018-11-XX): No compensating factors were outlined in the exception approval.
REVIEWER - RE-OPEN COMMENT (2019-10-XX): Reopened at Client's request.	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 7.30370% or Final Disclosure APR of 8.21800% is in excess of allowable threshold of APOR 3.12% + 2.5%, or 5.62000%.  Compliant Higher Priced Loan.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.30370% or Final Disclosure APR of 8.21800% is in excess of allowable threshold of APOR 3.12% + 2.5%, or 5.62000%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 07/XX/2016 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/07/XX/2016)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing	Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: CD TIP 167.70 > calculated TIP 137.612 per note minimum rate.
Federal Compliance - TRID Seller Closing Disclosure: Seller Disclosure not in file
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: The CD did not disclose the 0% tolerance fee violation of $35.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: CD minimum interest rate 8.125 > Note minimum interest rate of 5.00 (margin).P&I projected was incorrectly calculated higher than actual.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: CD minimum interest rate 8.125 > Note minimum interest rate of 5.00 (margin).P&I projected was incorrectly calculated higher than actual.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: CD minimum interest rate 8.125 > Note minimum interest rate of 5.00 (margin). P&I projected was incorrectly calculated higher than actual.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: CD minimum interest rate 8.125 > Note minimum interest rate of 5.00 (margin).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid Change of circumstance was provided in file.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear.  The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency.  Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate			C	C
XXXX	XXXX	XXXX	XXXX	Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
XXXX	XXXX	XXXX	XXXX	Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
XXXX	XXXX	XXXX	XXXX	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate not provided 4 days prior before closing
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final CD not given 3 days before closing
XXXX	XXXX	XXXX	XXXX	Disclosure provided on 07/XX/2016 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/611133)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2016 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/611132)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/611131)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
XXXX	XXXX	XXXX	XXXX	Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77201)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/07/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2016)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/XX/2016)
XXXX	XXXX	XXXX	XXXX
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/XX/2016)
XXXX	XXXX	XXXX	XXXX	XXXX	FL	6/XX/2016	Primary	Purchase	Non QM	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2016 Disaster End Date: 10/XX/2017 Disaster Name: HURRICANE IRMA Disaster Declaration Date: 09/XX/2017	Loan closed prior to disaster declaration.	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.16990% or Final Disclosure APR of 7.53000% is in excess of allowable threshold of APOR 3.27% + 1.5%, or 4.77000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/06/XX/2016)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/611551)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/611550)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing	Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: CD TIP 139.461> calculated TIP 128.036. Based on Note minimum interest rate.
Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Subject property is covered under the flood master policy.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No additional disclosures and no valid change of circumstance was evidenced in loan file.
Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: No Lender contact was evidenced on final closing disclosure
Federal Compliance - TRID Final Closing Disclosure Assumption: Note confirms loan can be assumed once loan starts the adjustable rate payment period.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: No additional disclosures was evidenced in loan file.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: CD minimum interest rate 6.99 > Note minimum interest rate of 5.00(margin). P&I projected was incorrectly calculated higher than actual.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: CD minimum interest rate 6.99 > Note minimum interest rate of 5.00(margin).	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			C	C
XXXX	XXXX	XXXX	XXXX

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
XXXX	XXXX	XXXX	XXXX	P&I projected was incorrectly calculated higher than actual.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: CD minimum interest rate 6.99 > Note minimum interest rate of 5.00(margin). P&I projected was incorrectly calculated higher than actual.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: CD minimum interest rate 6.99 > Note minimum interest rate of 5.00(margin).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No additional disclosures and no valid change of circumstance was evidenced in loan file.
Federal Compliance - TRID Loan Estimate Timing: No additional loan estimates was in loan file was evidenced in loan file.
XXXX	XXXX	XXXX	XXXX	Disclosure provided on 06/XX/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/611549)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/06/XX/2016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Commitment Fee.  Fee Amount of $350.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75184)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan allows for Assumption. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale
XXXX	XXXX	XXXX	XXXX	Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2016 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2016)
XXXX	XXXX	XXXX	XXXX	XXXX	CA	10/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: WILDFIRES Disaster Declaration Date: 10/XX/2017 Disaster End Date: 11/XX/2017 [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject. Loan is a DU refi plus without appraisal. However, 2 will be required for securitization	[3] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.	Subject Refi Plus loan was approved without an appraisal, however, 2 valuations will be required for securitization.	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The GFE dated 09/XX/14 provides that all other settlement charges are available through 10/XX/2014 which is only 9 business days and the required 10 business days not met.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			D	D
XXXX	XXXX	XXXX	XXXX	XXXX	NC	7/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	[3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: General Services Administration (GSA) not provided	Please provide USDA/GUS AUS that matches loan amount and interest rate from Note. There is no evidence of the required GSA list in the file confirming eligibility of all interested parties on the loan.					1							C	C
XXXX	XXXX	XXXX	XXXX	XXXX	OH	8/XX/2015	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	[3] Application / Processing - Missing Document: Fraud Report not provided	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.84842% or Final Disclosure APR of 5.85500% is in excess of allowable threshold of APOR 4.13% + 1.5%, or 5.63000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/XX/2015)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Right to Receive a Copy of the Appraisal Disclosure was provided to and signed by the borrower on 7/XX/2015 which is not within the required 3 days of the initial loan application dated 7/XX/2015.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal report date is 8/XX/2015 which is after the date of the notice of appraisal delivery to the borrower of 7/XX/2015.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																					The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			C	C
XXXX	XXXX	XXXX	XXXX	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.
XXXX	XXXX	XXXX	XXXX	XXXX	VA	12/XX/2014	Investment	Purchase	N/A	3	[3] General - Missing Document: 1007 Rent Comparison Schedule not provided [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Missing Statement to determine actual PITI. AUS in file reflects a Fixed rate and the loan is an ARM.		[2] Valuation Issue - Property is in a declining market.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2014	Appraisal reflects the property is in a declining market.		2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2014)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of the appraisal being sent to the borrower prior to closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	CA	12/XX/2014	Primary	Purchase	VA Safe Harbor QM	3	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX
[3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Guideline Issue - The Veteran's ETS (Estimated Term of Service) or Statement of Service is within 12 months of the date that the loan closed and no documentation of re-enlistment or other income source was provided.
[3] Government Documentation - VA - Counseling Checklist for Military Homebuyers is not compliant.: Disclosure: VA - Counseling Checklist for Military Homebuyers (Government Documents)
[3] Government Documentation - VA - Escape Clause was provided at or after closing.: Disclosure: VA - Escape Clause (Government Documents) Provided Date: 12/XX/2014; Consummation Date: 12/XX/2014
[3] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by Lender between the application date and the loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents) Originator App Date:
Creditor App Date: 09/XX/2014
Disclosure signed by Lender: 12/XX/2014	Document is not signed Loan closed 12/XX and the Lender signed the disclosure 12/XX. The disclosure is not dated but was signed at closing. Final 1003 shows co-borrower as "no" US citizen, and "no" permanent resident alien.	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Disclosure is not dated
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Application date 9/XX/14 and Servicing disclosure provided 11/XX/2014.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure is dated 11/XX/2014 and the application date is 09/XX/2014
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Disclosure is dated 11/XX/2014 and the application date is 09/XX/2014
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Disclosure is dated 11/XX/2014 and the application date is 09/XX/2014
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Disclosure is dated 11/XX/2014 and the application date is 09/XX/2014	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee			C	C
XXXX	XXXX	XXXX	XXXX	liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.
XXXX	XXXX	XXXX	XXXX
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
XXXX	XXXX	XXXX	XXXX	XXXX	FL	2/XX/2014	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 02/XX/2014 Disaster End Date: 10/XX/2017 Disaster Name: HURRICANE IRMA Disaster Declaration Date: 09/XX/2017	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2014)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure dated 02/XX/2014
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: Sufficient Cure provided page 1 of final HUD
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Both the Appraisal Delivery Waiver and Standard Right to Receive an Appraisal Disclosure are dated 1/XX/2014 the same day as the initial loan application, but the borrower /did not sign them until 2/XX/2014 which is more than 3 days after the application date.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	GA	4/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/XX/2014 Disaster End Date: 09/XX/2017 Disaster Name: HURRICANE IRMA Disaster Declaration Date: 09/XX/2017 [2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: 30 day (E.g. AmEx) / Current Balance: $2,287.00 / Line Limit: $2,486.00	Per credit report, borrower is an authorized user. The property is located in GA. Provide a post-disaster inspection verifying there was no damage from Hurricane Irma. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2017.	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: Evidence of cure on Page 1 of HUD-1	Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	TN	4/XX/2014	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure dated 02/XX/2014.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Disclosure dated 02/XX/2014.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	TN	6/XX/2014	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2014 Disaster End Date: 12/XX/2016 Disaster Name: WILDFIRES Disaster Declaration Date: 12/XX/2016	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: Sufficient Cure provided page 1 of HUD
Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: The GFE disclosed a fee of $138.00 which does not match the final HUD fee of $141.22.  Sufficient Cure provided
Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The GFE dated 5/XX/2014 indicates all other settlement charges are available through 5/XX/2014 which is less than the required 10 business days.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	NV	9/XX/2014	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.16065% or Final Disclosure APR of 6.15700% is in excess of allowable threshold of APOR 4.14% + 1.5%, or 5.64000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			C	C
XXXX	XXXX	XXXX	XXXX	XXXX	NJ	12/XX/2014	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Security Instrument Error: Security Instrument Maturity Date was not provided	[3] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.	The file was missing a copy of the secondary valuation, required on all securitized loans.	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2014, prior to three (3) business days from transaction date of 12/XX/2014.
[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2014 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Unknown Loan Designation: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			C	C